Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation expense is generally provided on a straight-line basis, using the following estimated useful lives:

Computer hardware and software	2 to 5 years
Furniture, fixtures and equipment	3 to 7 years
Leasehold improvements (1)	2 to 10 years

(1)	Leasehold improvements are depreciated over the lesser of the estimated useful life, remaining lease term, or 10 years.

Schedule of Reconciliation of Numerators and Denominators of Basic and Diluted Earnings per Share Computations

The following table sets forth the reconciliation of numerators and denominators of basic and diluted earnings per share computations for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013	2012
Numerator:
Net income	$111,671	$78,038	$58,872
Denominator:
Total weighted average basic shares	33,000	33,000	33,000
Shares applicable to stock-based compensation	8	—	—
Total weighted average diluted shares	33,008	33,000	33,000
Net income – basic and diluted	$3.38	$2.36	$1.78